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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 6, 2003


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re:  MFS(R)Series   Trust  VIII  (the  "Trust")  (File  Nos.  33-37972  and
          811-5262) on Behalf of MFS(R)Global Growth Fund ("the Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 23, 2002.

     Please call the undersigned or Claudia Murphy at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn